Share-based Compensation (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Share-Based Compensation Expense for Stock Awards
Total share-based compensation expense for all stock awards consisted of the following for the periods presented (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022

Research and development	$374	$1,118	$1,224	$2,398
General and administrative	544	1,719	2,066	5,302

Total share-based compensation expense	$918	$2,837	$3,290	$7,700

Total share-based compensation expense for all stock awards consists of the following, in thousands:

	Years Ended June 30,
	2022	2021	2020
Research and development	$2,610	$4,144	$2,777
General and administrative	5,740	6,101	4,024

Total share-based compensation	$8,350	$10,245	$6,801

Summary of Stock Option Activity and Related Data
A summary of our stock option activity and related data follows:

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2022	996,700	$57.00
Granted	462,201	10.66
Expired	(7,834)	52.62
Forfeited/Cancelled	(198,136)	40.37

Outstanding at March 31, 2023	1,252,931	42.56	7.5	$—

Vested and exercisable at March 31, 2023	664,330	56.70	6.2	$—

A summary of our stock option activity and related data follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	833,427	$60.20
Granted	356,237	$51.40
Exercised	(17,428)	$32.80
Forfeited	(175,536)	$63.00

Outstanding at June 30, 2022	996,700	$57.00	7.4	$50,600

Vested and exercisable at June 30, 2022	542,232	$59.00	6.2	$—

Fair Value of Stock Options Weighted-Average Assumptions Used	the following weighted average assumptions were used for the periods presented:

	Nine Months Ended March 31,
	2023	2022

Risk-free interest rate	2.9%	1.2%
Expected life (years)	6.0	6.0
Expected volatility	84.1%	68.8%
Dividend yield	0.0%	0.0%
Weighted average grant date fair value	$7.71	$33.00

We use a Black-Scholes valuation model to estimate the grant date fair value of stock options. To calculate these fair values, the following weighted-average assumptions were used:

	Years Ended June 30,
	2022	2021	2020
Risk-free interest rate	1.3%	0.5%	1.7%
Expected life (years)	6.0	6.0	6.0
Expected volatility	69.6%	80.1%	74.1%
Dividend yield	0.0%	0.0%	0.0%
Weighted-average grant date fair value	$31.40	$46.00	$32.80

Summary of RSU activity
A summary of our RSU activity and related data for the nine months ended March 31, 2023 was as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Non-vested at June 30, 2022	9,220	$69.80
Vested	(9,220)	$69.80

Non-vested at March 31, 2023	—	$—

A summary of our RSU activity and related data follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Non-vested at June 30, 2021	20,033	$69.80
Vested	(6,500)	$69.80
Forfeited	(4,313)	$69.80

Non-vested at June 30, 2022	9,220	$69.80

Infinity Pharmaceuticals Inc [Member]
Share-Based Compensation Expense for Stock Awards
Total stock-based compensation expense related to all equity awards for the three months ended March 31, 2023 and 2022 was composed of the following:

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Research and development	$403	$275
General and administrative	1,371	592

Total stock-based compensation expense	$1,774	$867

Total stock-based compensation expense related to all equity awards was comprised of the following:

	Year Ended December 31,
	2022	2021
	(in thousands)
Research and development	$1,291	$830
General and administrative	2,330	1,865

Total stock-based compensation expense	$3,621	$2,695

Fair Value of Stock Options Weighted-Average Assumptions Used	For the three months ended March 31, 2023 and 2022, the fair values were estimated using the Black-Scholes valuation model using the following weighted-average assumptions:

	Three Months Ended March 31,
	2023	2022
Risk-free interest rate	—	1.6%
Expected annual dividend yield	—	—
Expected stock price volatility	—	106.2%
Expected term of options	—	6.0 years

We estimate the fair value of stock options at the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	December 31,
	2022	2021
Risk-free interest rate	2.1%	0.9%
Expected annual dividend yield	—	—
Expected stock price volatility	105.0%	106.3%
Expected term of options	5.9 years	5.9 years

Summary of Stock Option Activity
A summary of our stock option activity for the year ended December 31, 2022 is as follows:

	Stock Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2022	12,689,439	$3.53
Granted	2,886,324	1.36
Exercised	(17,708)	0.83
Forfeited	(238,129)	1.46
Expired	(656,229)	8.30

Outstanding at December 31, 2022	14,663,697	$2.93	6.3	$—

Exercisable at December 31, 2022	10,903,188	$3.33	5.6	$—

Summary of RSU Activity
A summary of our RSU activity for the year ended December 31, 2022 is as follows:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value per Unit
Outstanding, non-vested at January 1, 2022	50,000	$2.93
Granted	2,950,483	1.08
Vested	(50,000)	2.93
Forfeited	(10,667)	1.08

Outstanding, non-vested at December 31, 2022	2,939,816	$1.08